32. Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Social Contribution Details 1Abstract
Income before income tax and social contribution	R$ 1,880,190	R$ 1,435,516	R$ 1,013,316
Combined tax rate	34.00%	34.00%	34.00%
Combined tax rate on income tax and social contribution	R$ (639,265)	R$ (488,075)	R$ (344,527)
(Additions)/exclusions:
Unrecognized tax losses and temporary differences	920,745	68,716	6,611
Permanent additions and exclusions
Non-deductible expenses for tax purposes	(12,040)	(6,638)	(18,634)
Financial lease impact	(36,046)	(35,872)	(30,700)
Tax benefit on the interest on equity allocated	288,998	64,597	0
SUDENE/SUDAM tax incentive	146,454	112,498	118,250
Use of previously unrecognized tax losses	0	11,176	0
Other amounts	(3,935)	72,589	6,111
Income before income tax	1,304,176	287,066	81,638
Income and social contribution taxes	R$ 664,911	R$ (201,009)	R$ (262,889)
Effective tax rate	(34.36%)	14.00%	25.94%